Commitments and Contingencies - Warranty Reserve (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Warranty reserve liability [Line Items]
Beginning balance	$ 26	$ 27	$ 24
Accruals for warranties issued	42	43	42
Settlements (in cash or in kind)	(42)	(44)	(39)
Ending balance	$ 26	$ 26	$ 27